Certain Transfers of Financial Assets and Variable Interest Entities - Additional Information (Detail) (USD $)	12 Months Ended								12 Months Ended					12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member] Retained Interest [Member]	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary day	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Residential Mortgage Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Residential Mortgage Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2009 Residential Mortgage Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Residential Mortgage Variable Interest Entity, Not Primary Beneficiary [Member] Pricing Service [Member]	Dec. 31, 2010 Residential Mortgage Variable Interest Entity, Not Primary Beneficiary [Member] Subordinate Interests [Member]	Dec. 31, 2007 Commercial and Corporate Loans [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Commercial and Corporate Loans [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Commercial and Corporate Loans [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Commercial and Corporate Loans [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Preference Shares	Dec. 31, 2010 Commercial and Corporate Loans [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Preference Shares	Dec. 31, 2011 Commercial and Corporate Loans [Member] Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Commercial and Corporate Loans [Member] Variable Interest Entity, Primary Beneficiary	Jan. 02, 2010 Commercial and Corporate Loans [Member] Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Student Loans Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Student Loans Variable Interest Entity, Primary Beneficiary	Sep. 30, 2010 Student Loans Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Student Loans Variable Interest Entity, Primary Beneficiary Upper Limit	Dec. 31, 2011 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Trading Assets	Dec. 31, 2010 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Trading Assets	Dec. 31, 2011 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Upper Limit	Dec. 31, 2010 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Upper Limit	Dec. 31, 2011 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Lower Limit	Dec. 31, 2010 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Lower Limit	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary years	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary years	Dec. 31, 2010 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary years	Dec. 31, 2009 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Receivables	Dec. 31, 2010 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Receivables	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Trade Accounts Receivable [Member]	Dec. 31, 2010 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Trade Accounts Receivable [Member]	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Loans Receivable [Member]	Dec. 31, 2010 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Loans Receivable [Member]	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Commercial Portfolio Segment	Dec. 31, 2010 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Commercial Portfolio Segment	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Upper Limit years	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Lower Limit years	Dec. 31, 2011 Total Return Swap Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Total Return Swap Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Community Development Investments [Member] General Partner [Member]	Dec. 31, 2010 Community Development Investments [Member] General Partner [Member]	Dec. 31, 2011 Community Development Investments [Member] Partnership [Member]	Dec. 31, 2010 Community Development Investments [Member] Partnership [Member]	Dec. 31, 2011 Community Development Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Community Development Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Community Development Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Limited Partner	Dec. 31, 2010 Community Development Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Limited Partner	Dec. 31, 2011 Ridgeworth Fund Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Ridgeworth Fund Variable Interest Entity, Not Primary Beneficiary [Member]
Funding commitments extended by Three Pillars to its customers, almost all of which renew annually																																		$ 4,100,000,000	$ 4,100,000,000	$ 4,100,000,000		$ 2,900,000,000	$ 2,400,000,000
Loans and Leases Receivable, Gain (Loss) on Sales, Net									397,000,000	588,000,000	707,000,000
Transferor's Interests in Transferred Financial Assets, Fair Value						13,000,000			104,000,000	193,000,000		175,000,000	18,000,000															43,000,000	29,000,000
Total assets	176,859,000,000		172,874,000,000						529,000,000	651,000,000					2,000,000,000	2,100,000,000	2,000,000	2,000,000			307,000,000			490,000,000		1,200,000,000	1,300,000,000																	2,900,000,000	2,400,000,000					5,000,000	8,000,000	360,000,000	394,000,000	1,200,000,000	1,100,000,000			1,100,000,000	1,900,000,000
Total liabilities	156,793,000,000		149,744,000,000												1,900,000,000	2,000,000,000					279,000,000			490,000,000																										1,000,000	1,000,000	107,000,000	123,000,000
Sale of corporate loans to multi-seller commercial paper conduits														1,900,000,000
The Company completed a structured sale of corporate loans to multi-seller commercial paper conduits, which are VIEs administered by unrelated third parties, from which it retained a residual interest in the pool of loans transferred, percent														3.00%
Loans Receivable, Net																			315,000,000	316,000,000		438,000,000	479,000,000
Long-term Debt	10,908,000,000	[1]	13,648,000,000	[1]			722,000,000	764,000,000											289,000,000	290,000,000		433,000,000	474,000,000
Recourse to the federal government																						To the extent that losses occur on the SPE’s assets, the SPE has recourse to the federal government as the guarantor up to a maximum guarantee amount of 97%.
Government guarantee																									97.00%
The weighted average remaining lives of the Company's retained interests, approximating (years)																										22
Assumed discount rate in valuing securities, over LIBOR																														12.00%	16.00%	8.00%	14.00%
Declines in fair values for the total retained interests due to 20% adverse changes in the discount rate																										8,000,000	5,000,000					14,000,000
Servicing fees received by the Company	224,000,000		358,000,000		330,000,000
Allowance for loan losses on consolidated loans																																												1,700,000,000
Total Fee Revenue																																			65,000,000	68,000,000	59,000,000
Commercial paper issued																																				99,000,000
Assets supporting those commitments have a weighted average life (years)																																		2.8	2.8	2.3
Initial terms																																														3	1
The majority of the commitments that have been originated by companies operating across a number of industries which collateralize, percent of the outstanding commitments																																								40.00%	48.00%	20.00%	14.00%
Transactions structured to minimum implied credit and underwriting risk																																		Each transaction added to Three Pillars is typically structured to a minimum implied A/A2 rating according to established credit and underwriting policies
Weighted average lives (days)							15
Minimum tangible net worth allowed for a period of 15 days																																		5,000	5,000
Credit enhancement requirements as a percent of aggregate commitments of Three Pillars																																		10.00%	10.00%
Other assets	6,159,000,000		7,814,000,000																																																			68,000,000	62,000,000	194,000,000	202,000,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount																																		4,300,000,000	4,300,000,000	4,200,000,000																		108,000,000	80,000,000	472,000,000	458,000,000
Loans issued by the Company to the limited partnerships																																																								249,000,000	222,000,000
Senior financing outstanding to VIEs	6,279,000,000		6,175,000,000																																													1,700,000,000	972,000,000
VIEs had entered into TRS contracts with the Company with outstanding notional amounts																																																1,600,000,000	969,000,000
Derivative asset positions																																																20,000,000	34,000,000
Derivative liability positions																																																$ 17,000,000	$ 32,000,000

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764